Parent Company Only Condensed Financial Information - Condensed Statements Of Operations And Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (128,152)	$ (18,099)	¥ (168,379)	¥ (100,105)
Amortization of intangible assets	(331,294)	(46,788)	(194,874)	(384,555)
Other expense, net	11,472	1,620	8,761	18,961
Loss from operations	(2,072,886)	(292,748)	(574,180)	(847,419)
Interest income	29,312	4,140	33,700	33,464
Gain/(loss) from investments, net	(66,550)	(9,399)	31,236	172,219
Loss before income tax and share of results of equity investee	(2,110,124)	(298,007)	(509,244)	(641,736)
Income tax benefits	590	83	17,217	88,665
Share of results of equity investee	(114,104)	(16,115)	5,752	(4,982)
Net loss	(2,223,638)	(314,039)	(486,275)	(558,053)
Accretion on convertible redeemable preferred shares to redemption value			(509,904)	(688,240)
Deemed dividends to preferred shareholders	(89,076)		(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(2,223,638)	(314,039)	(1,085,255)	(1,246,409)
Net Loss	(2,223,638)	(314,039)	(486,275)	(558,053)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	105,433	14,890	55,440	(81,141)
Share of other comprehensive (loss)/gain of equity method investee	(145)	(20)	938	(2,124)
Unrealized securities holding gains, net of tax	18,713	2,643	25,067	10,866
Total comprehensive loss attributable to MOGU Inc.	(2,099,637)	(296,526)	(404,830)	(630,568)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(4,304)	(608)	(5,431)	(3,579)
Amortization of intangible assets	(319,188)	(45,078)	(82,436)
Other expense, net	5,308	750	(1,098)	(6,183)
Loss from operations	(318,184)	(44,936)	(88,965)	(9,762)
Interest income	4,659	658	7,532	8,146
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(1,736,959)	(245,307)	(441,830)	(723,790)
Gain/(loss) from investments, net	(59,050)	(8,339)	31,236	172,219
Loss before income tax and share of results of equity investee	(2,109,534)	(297,924)	(492,027)	(553,187)
Income tax benefits
Share of results of equity investee	(114,104)	(16,115)	5,752	(4,982)
Net loss	(2,223,638)	(314,039)	(486,275)	(558,169)
Accretion on convertible redeemable preferred shares to redemption value			(509,904)	(688,240)
Deemed dividends to preferred shareholders			(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(2,223,638)	(314,039)	(1,085,255)	(1,246,409)
Net Loss	(2,223,638)	(314,039)	(486,275)	(558,169)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	105,433	14,890	55,440	(81,141)
Share of other comprehensive (loss)/gain of equity method investee	(145)	(20)	938	(2,124)
Share of other comprehensive income of subsidiaries, VIEs and VIEs' subsidiaries, net of tax	(7,884)	(1,113)	(1,588)	7,928
Unrealized securities holding gains, net of tax	26,597	3,756	26,655	2,938
Total other comprehensive income/(loss)	124,001	17,513	81,445	(72,399)
Total comprehensive loss attributable to MOGU Inc.	¥ (2,099,637)	$ (296,526)	¥ (404,830)	¥ (630,568)